Schedule H, Line 4j – Schedule of Reportable Transactions (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
Entity tax identification number	13-4922250
Plan number	002
Investment, Identifier [Axis]: Asset-Backed Securities | 20 TSQ GROUNDCO LLC | 0.031 | 05/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN CREDIT ACCEPTANCE REC | 0.0699 | 09/12/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.99%
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICAN TOWER TRUST | 0.0549 | 03/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.49%
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0532 | 04/18/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.32%
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.0538 | 06/18/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.38%
Investment, Identifier [Axis]: Asset-Backed Securities | AMERICREDIT AUTOMOBILE RECEIVA | 0.06 | 07/18/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01527 | 08/17/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.527%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.01953 | 06/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.953%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.02153 | 06/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.153%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0395 | 06/17/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0415 | 11/17/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.15%
Investment, Identifier [Axis]: Asset-Backed Securities | AMSR TRUST | 0.0429 | 07/17/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.29%
Investment, Identifier [Axis]: Asset-Backed Securities | AMUR EQUIP FIN RECEIVABLES | 0.0609 | 12/20/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.09%
Investment, Identifier [Axis]: Asset-Backed Securities | ANCHOR MORTGAGE TRUST | 0.05718 | 05/25/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.718%
Investment, Identifier [Axis]: Asset-Backed Securities | APIDOS CLO LTD | 0.05298 | 07/25/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.298%
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0154 | 07/17/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.54%
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.024 | 07/17/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.40%
Investment, Identifier [Axis]: Asset-Backed Securities | AQUA FINANCE TRUST | 0.0556 | 12/19/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.56%
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.0247 | 09/15/2064
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.47%
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.03254 | 07/15/2060
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.254%
Investment, Identifier [Axis]: Asset-Backed Securities | BANK | 0.05623 | 03/15/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.623%
Investment, Identifier [Axis]: Asset-Backed Securities | BANK5 | 0.06656 | 06/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.656%
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.03319 | 05/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.319%
Investment, Identifier [Axis]: Asset-Backed Securities | BARCLAYS COMMERCIAL MORTGAGE SECURIT | 0.05146 | 11/15/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.146%
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05805 | 05/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.805%
Investment, Identifier [Axis]: Asset-Backed Securities | BENCHMARK MORTGAGE TRUST | 0.05812 | 05/17/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.812%
Investment, Identifier [Axis]: Asset-Backed Securities | BLP COMMERCIAL MORTGAGE TRUST | 0.0495 | 03/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0562 | 03/17/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.62%
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SEC | 0.0564 | 11/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.64%
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.057 | 07/16/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Asset-Backed Securities | BRIDGECREST LENDING AUTO SECUR | 0.0607 | 02/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.07%
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05192 | 02/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.192%
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05193 | 03/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.193%
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05242 | 07/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.242%
Investment, Identifier [Axis]: Asset-Backed Securities | BX TRUST | 0.05512 | 12/09/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.512%
Investment, Identifier [Axis]: Asset-Backed Securities | BXP TRUST | 0.03379 | 06/13/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.379%
Investment, Identifier [Axis]: Asset-Backed Securities | CARVANA AUTO RECEIVABLES TRUST | 0.0582 | 09/10/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.82%
Investment, Identifier [Axis]: Asset-Backed Securities | CASCADE MH ASSET TRUST | 0.01753 | 02/25/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.753%
Investment, Identifier [Axis]: Asset-Backed Securities | CF HIPPOLYTA ISSUER LLC | 0.0153 | 03/15/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.53%
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE CORPORA | 0.055 | 09/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | CHASE MORTGAGE FINANCE | 0.055 | 09/25/2056
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | CIFC FUNDING LTD | 0.05484 | 01/20/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.484%
Investment, Identifier [Axis]: Asset-Backed Securities | CITIGROUP MORTGAGE LOAN TRUST | 0.055 | 06/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | COLONY AMERICAN FINANCE LTD | 0.01358 | 08/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.358%
Investment, Identifier [Axis]: Asset-Backed Securities | COMPASS DATACENTERS ISSUER III | 0.05286 | 07/25/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.286%
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.04744 | 06/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.744%
Investment, Identifier [Axis]: Asset-Backed Securities | COREVEST AMERICAN FINANCE LTD | 0.05684 | 05/28/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.684%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPT AUTO LOAN TRUST | 0.0568 | 03/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.68%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0538 | 03/17/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.38%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0571 | 07/16/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.71%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.067 | 10/16/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.70%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TR | 0.0702 | 05/16/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.02%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.057 | 10/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Asset-Backed Securities | CREDIT ACCEPTANCE AUTO LOAN TRUST | 0.0639 | 08/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.39%
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02045 | 11/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.045%
Investment, Identifier [Axis]: Asset-Backed Securities | DB MASTER FINANCE LLC | 0.02493 | 11/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.493%
Investment, Identifier [Axis]: Asset-Backed Securities | DBWF 2015-LCM MTG TR | 0.01 | 06/10/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.00%
Investment, Identifier [Axis]: Asset-Backed Securities | DOMINOS PIZZA MASTER ISSUER LL | 0.02662 | 04/25/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.662%
Investment, Identifier [Axis]: Asset-Backed Securities | DRIVE AUTO RECEIVABLES TRUST | 0.0467 | 05/17/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.67%
Investment, Identifier [Axis]: Asset-Backed Securities | DT AUTO OWNER TRUST | 0.0607 | 03/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.07%
Investment, Identifier [Axis]: Asset-Backed Securities | ELMWOOD CLO 23 LTD | 0.05244 | 04/16/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.244%
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0541 | 05/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.41%
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0575 | 07/17/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Asset-Backed Securities | EXETER AUTOMOBILE RECEIVABLES | 0.0658 | 04/17/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.58%
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.012 | 10/25/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.20%
Investment, Identifier [Axis]: Asset-Backed Securities | FANNIEMAE-ACES | 0.0298 | 08/25/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.98%
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.0335 | 09/25/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.35%
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 03/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.035 | 06/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 05/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FED HOME LN MTG CORP | 0.07 | 12/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.025 | 08/25/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.03 | 01/25/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 05/25/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.035 | 11/25/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.045 | 12/25/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.055 | 06/25/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FED NATL MTG ASSN | 0.06 | 03/25/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 01/25/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 02/25/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.025 | 11/25/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03 | 08/25/2056
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0325 | 11/25/2064
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.03364 | 12/25/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.364%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.035 | 11/25/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0371 | 09/25/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.71%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.04614 | 02/25/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.614%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL HOME LOAN MORTGAGE CORP | 0.0494 | 11/25/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.94%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.01707 | 11/25/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.707%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.02084 | 04/25/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.084%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.0225 | 06/25/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.25%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.03759 | 05/25/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.759%
Investment, Identifier [Axis]: Asset-Backed Securities | FEDERAL NATIONAL MORTGAGE ASSN | 0.045 | 07/25/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FIRSTKEY HOMES 2020-SFR1 TRUST | 0.01607 | 09/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.607%
Investment, Identifier [Axis]: Asset-Backed Securities | FLATIRON CLO LTD | 0.05235 | 01/15/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.235%
Investment, Identifier [Axis]: Asset-Backed Securities | FORD CREDIT AUTO OWNER TRUST | 0.0507 | 01/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.07%
Investment, Identifier [Axis]: Asset-Backed Securities | FOUNDATION FINANCE TRUST | 0.0653 | 06/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.53%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.025 | 08/25/2059
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 03/25/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.03 | 05/25/2060
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 03/25/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 05/25/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 1
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 07/25/2058 2
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.035 | 11/25/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 03/25/2059
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.04 | 11/25/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC - SCRT | 0.045 | 06/25/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.03 | 10/25/2062
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | FREDDIE MAC SCRT | 0.035 | 05/25/2064
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | FRTKL | 0.02172 | 09/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.172%
Investment, Identifier [Axis]: Asset-Backed Securities | GLS AUTO RECEIVABLES TRUST | 0.0474 | 08/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.74%
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO LTD | 0.04864 | 07/20/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.864%
Investment, Identifier [Axis]: Asset-Backed Securities | GOLUB CAPITAL PARTNERS CLO, LT | 0.05214 | 07/20/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.214%
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0326 | 10/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.26%
Investment, Identifier [Axis]: Asset-Backed Securities | GOODGREEN TRUST | 0.0374 | 10/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.74%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.01 | 08/20/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.00%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVERNMENT NATIONAL MORTGAGE ASSN | 0.02 | 06/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 03/20/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.035 | 08/20/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.045 | 10/16/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04694 | 05/20/2066
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.694%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.04714 | 11/20/2065
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.714%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 08/20/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Asset-Backed Securities | GOVT NATL MTG ASSN | 0.05 | 10/20/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Asset-Backed Securities | GS MORTGAGE-BACKED SECURITIES | 0.05847 | 11/25/2067
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.847%
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0308 | 09/20/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.08%
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0395 | 09/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0407 | 09/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.07%
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0446 | 09/20/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.46%
Investment, Identifier [Axis]: Asset-Backed Securities | HERO FUNDING TRUST | 0.0467 | 09/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.67%
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0456 | 10/25/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.56%
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0565 | 03/25/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.65%
Investment, Identifier [Axis]: Asset-Backed Securities | HILTON GRAND VACATIONS TRUST | 0.0662 | 09/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.62%
Investment, Identifier [Axis]: Asset-Backed Securities | HOME PARTNERS OF AMERICA TRUST | 0.02082 | 01/17/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.082%
Investment, Identifier [Axis]: Asset-Backed Securities | INNOVATION HOMES TRUST | 0.04 | 09/17/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Asset-Backed Securities | JP MORGAN MORTGAGE TRUST | 0.055 | 07/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | LENDMARK FUNDING TRUST | 0.0494 | 09/20/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.94%
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0186 | 03/20/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.86%
Investment, Identifier [Axis]: Asset-Backed Securities | MARINER FINANCE ISSUANCE TRUST | 0.0513 | 09/22/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.13%
Investment, Identifier [Axis]: Asset-Backed Securities | MORGAN STANLEY CAPITAL I TRUST | 0.02782 | 08/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.782%
Investment, Identifier [Axis]: Asset-Backed Securities | MRCD MORTGAGE TRUST | 0.02718 | 12/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.718%
Investment, Identifier [Axis]: Asset-Backed Securities | MVW OWNER TRUST | 0.0472 | 10/20/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.72%
Investment, Identifier [Axis]: Asset-Backed Securities | NEXTGEAR FLOORPLAN MASTER OWNE | 0.0423 | 10/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.23%
Investment, Identifier [Axis]: Asset-Backed Securities | NMABS ISSUER | 0.0514 | 11/20/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.14%
Investment, Identifier [Axis]: Asset-Backed Securities | OCP CLO LTD | 0.05168 | 01/26/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.168%
Investment, Identifier [Axis]: Asset-Backed Securities | ONEMAIN DIRECT AUTO RECEIVABLES | 0.0395 | 11/14/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Asset-Backed Securities | OPORTUN FUNDING LLC | 0.053 | 02/08/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Asset-Backed Securities | PAGAYA AI TECHNOLOGY IN HOUSIN | 0.036 | 09/25/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.60%
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05227 | 10/20/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.227%
Investment, Identifier [Axis]: Asset-Backed Securities | PALMER SQUARE CLO LTD | 0.05254 | 07/20/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.254%
Investment, Identifier [Axis]: Asset-Backed Securities | PLANET FITNESS MASTER ISSUER | 0.05765 | 06/05/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.765%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01524 | 07/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.524%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.01692 | 08/17/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.692%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.02082 | 09/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.082%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03 | 08/09/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.031 | 07/09/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03107 | 02/17/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.107%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.032 | 04/17/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03375 | 08/09/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.035 | 06/17/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.03555 | 04/17/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.555%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.0365 | 02/17/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL TRUST | 0.04896 | 06/17/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.896%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0335 | 02/17/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.35%
Investment, Identifier [Axis]: Asset-Backed Securities | PROGRESS RESIDENTIAL | 0.0339 | 07/17/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.39%
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW 2017-1 | 0.01671 | 09/28/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.671%
Investment, Identifier [Axis]: Asset-Backed Securities | RENEW FINANCIAL | 0.0322 | 09/22/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.22%
Investment, Identifier [Axis]: Asset-Backed Securities | SABEY DATA CENTER ISSUER LLC | 0.01881 | 06/20/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.881%
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO RECEIVABL | 0.0564 | 08/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.64%
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0543 | 03/17/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.43%
Investment, Identifier [Axis]: Asset-Backed Securities | SANTANDER DRIVE AUTO | 0.0616 | 12/17/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.16%
Investment, Identifier [Axis]: Asset-Backed Securities | SBA TOWER TRUST | 0.06599 | 01/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.599%
Investment, Identifier [Axis]: Asset-Backed Securities | SCF EQUIPMENT TRUST LLC | 0.0482 | 06/20/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.82%
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 01/25/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.05 | 10/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.055 | 06/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Asset-Backed Securities | SEQUOIA MORTGAGE TRUST | 0.06 | 07/27/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Asset-Backed Securities | SFS AUTO RECEIVABLES | 0.0495 | 05/21/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0134 | 11/20/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.34%
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0473 | 06/20/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.73%
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0514 | 06/20/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.14%
Investment, Identifier [Axis]: Asset-Backed Securities | SIERRA RECEIVABLES FUNDING CO | 0.0532 | 04/20/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.32%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0175 | 11/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.75%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0184 | 01/01/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.84%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0401 | 06/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.01%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0448 | 04/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.48%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0462 | 05/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.62%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0473 | 11/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.73%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.04963 | 03/10/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.963%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05035 | 03/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.035%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.0505 | 01/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.05%
Investment, Identifier [Axis]: Asset-Backed Securities | SMALL BUSINESS ADMINISTRATION | 0.05168 | 03/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.168%
Investment, Identifier [Axis]: Asset-Backed Securities | SOCIAL PROFESSIONAL LOAN PROGR | 0.0254 | 05/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.54%
Investment, Identifier [Axis]: Asset-Backed Securities | STREAM INNOVATIONS ISSUER TRUS | 0.0548 | 09/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.48%
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.05566 | 07/30/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.566%
Investment, Identifier [Axis]: Asset-Backed Securities | SUBWAY FUNDING LLC | 0.06028 | 07/30/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.028%
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.02294 | 08/25/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.294%
Investment, Identifier [Axis]: Asset-Backed Securities | TACO BELL FUNDING, LLC | 0.04821 | 08/25/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.821%
Investment, Identifier [Axis]: Asset-Backed Securities | TOORAK MORTGAGE CORP | 0.05524 | 02/25/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.524%
Investment, Identifier [Axis]: Asset-Backed Securities | TOYOTA AUTO LOAN EXTENDED | 0.0493 | 06/25/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.93%
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON AMERICAN HOMES | 0.01499 | 07/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.499%
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.01943 | 07/17/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.943%
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 04/17/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.0475 | 06/17/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: Asset-Backed Securities | TRICON RESIDENTIAL | 0.04849 | 07/17/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.849%
Investment, Identifier [Axis]: Asset-Backed Securities | UNITED AIRLNS PASS THRU | 0.0545 | 02/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Asset-Backed Securities | VENDEE MORTGAGE TRUST | 0.00417 | 05/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	0.417%
Investment, Identifier [Axis]: Asset-Backed Securities | VERDANT RECEIVABLES LLC | 0.0568 | 12/12/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.68%
Investment, Identifier [Axis]: Asset-Backed Securities | VERIZON MASTER TRUST | 0.0396 | 08/20/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.96%
Investment, Identifier [Axis]: Asset-Backed Securities | VEROS AUTO RECEIVABLES TRUST | 0.0628 | 11/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.28%
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COML MTG | 0.05203 | 12/15/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.203%
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.02194 | 06/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.194%
Investment, Identifier [Axis]: Asset-Backed Securities | WELLS FARGO COMMERCIAL MORTGAG | 0.03065 | 11/15/2059
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.065%
Investment, Identifier [Axis]: Asset-Backed Securities | WENDYS FUNDING LLC | 0.05422 | 12/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.422%
Investment, Identifier [Axis]: Asset-Backed Securities | WESTLAKE AUTOMOBILE RECEIVABLE | 0.0602 | 09/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.02%
Investment, Identifier [Axis]: Asset-Backed Securities | WHEELS FLEET LEASE FUNDING LLC | 0.0441 | 05/18/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.41%
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD FINANCIAL NETWORK CREDIT | 0.0547 | 02/17/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.47%
Investment, Identifier [Axis]: Asset-Backed Securities | WORLD OMNI AUTO RECEIVABLES | 0.0585 | 08/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0405 | 11/21/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.044 | 11/06/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.045 | 5/14/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.0505 | 3/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABBVIE INC | 0.054 | 3/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | ABN AMRO BANK | 0.05515 | 12/03/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.515%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.0425 | 10/04/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ACCENTURE CAPITAL INC | 0.045 | 10/04/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AEP TRANSMISSION CO LLC | 0.0315 | 9/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP GLOBAL AVIATION TR | 0.04375 | 11/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP | 0.05 | 11/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.0245 | 10/29/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAP/GLOBA | 0.033 | 1/30/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | AERCAP IRELAND CAPITAL LTD | 0.061 | 1/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | AES CORP | 0.058 | 3/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | AFLAC INC | 0.036 | 4/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | AGREE LTD PARTNERSHIP | 0.048 | 10/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.0532 | 5/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.32%
Investment, Identifier [Axis]: Corporate Debt Instruments | AIB GROUP PLC | 0.06608 | 9/13/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.608%
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FDG | 0.052 | 1/12/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | AIG GLOBAL FUNDING | 0.049 | 8/21/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | AIRCASTLE LTD | 0.0525 | 3/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALABAMA POWER CO | 0.057 | 2/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | ALTRIA GROUP INC | 0.0245 | 2/04/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0325 | 5/12/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.0395 | 4/13/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMAZON.COM INC | 0.041 | 4/13/2062
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-2 AA PTT | 0.032 | 6/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLINE 16-3 AA PTT | 0.03 | 4/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 14-1 A PTT | 0.037 | 10/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMER AIRLN 15-1 A PTT | 0.03375 | 5/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN HONDA FINANCE | 0.0515 | 07/09/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.021 | 06/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.031 | 06/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.037 | 10/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMERICAN TOWER CORP | 0.059 | 11/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0315 | 02/21/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMGEN INC | 0.0565 | 03/02/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMPHENOL CORP | 0.053 | 11/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | AMRIZE FINANCE US LLC | 0.0495 | 04/07/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ANALOG DEVICES INC | 0.028 | 10/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | ANGLO AMERICAN CAPITAL | 0.0575 | 04/05/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0545 | 03/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | AON NORTH AMERICA INC | 0.0575 | 03/01/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARES STRATEGIC INCOME FUND | 0.0485 | 01/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | ARTHUR J GALLAGHER | 0.0555 | 2/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 26
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.04 | 09/18/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ASTRAZENECA PLC | 0.0645 | 09/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0225 | 02/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.023 | 06/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.035 | 06/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AT&T INC | 0.0355 | 09/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | ATLAS WAREHOUSE LEND | 0.04625 | 11/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | ATMOS ENERGY CORP | 0.055 | 06/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | AUTOZONE INC | 0.0165 | 01/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.048 | 10/24/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVIATION CAPITAL GROUP | 0.05125 | 04/10/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HLDGS FDG LTD | 0.0495 | 01/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FNDG LTD | 0.047 | 01/30/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | AVOLON HOLDINGS FUNDING LTD | 0.0515 | 01/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.029 | 06/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.035 | 08/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | BALTIMORE GAS & ELECTRIC | 0.054 | 06/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.04551 | 11/06/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.551%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER S.A. | 0.06607 | 11/07/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.607%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER SA | 0.05588 | 08/08/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.588%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANCO SANTANDER | 0.05127 | 11/06/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.127%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK AMERICA CORP | 0.05872 | 09/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.872%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW YORK MELLON CORP | 0.06474 | 10/25/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.474%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK NEW ZEALAND | 0.05076 | 01/30/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.076%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05015 | 07/22/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.015%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF AMERICA CORP | 0.05511 | 01/24/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.511%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANK OF NOVA SCOTIA | 0.0485 | 02/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | BANQUE FED DU CRED MUTUEL | 0.05538 | 01/22/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.538%
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS BANK V-D | VR | 2/25/2031
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 206
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.04942 | 09/10/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.942%
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.0569 | 03/12/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.69%
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.05785 | 02/25/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.785%
Investment, Identifier [Axis]: Corporate Debt Instruments | BARCLAYS PLC | 0.06224 | 05/09/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.224%
Investment, Identifier [Axis]: Corporate Debt Instruments | BAT CAPITAL CORP | 0.0454 | 08/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.54%
Investment, Identifier [Axis]: Corporate Debt Instruments | BAXALTA INC | 0.0525 | 06/23/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY ENERG | 0.0445 | 01/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | BERKSHIRE HATHAWAY FIN | 0.0385 | 03/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | BHP BILLITON FIN | 0.05125 | 2/21/2032
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 190
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | BIOGEN INC | 0.0575 | 05/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05176 | 01/09/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.176%
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05497 | 05/20/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.497%
Investment, Identifier [Axis]: Corporate Debt Instruments | BNP PARIBAS | 0.05786 | 01/13/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.786%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0325 | 03/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.0515 | 05/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO | 0.05705 | 05/01/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.705%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06388 | 05/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.388%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOEING CO/THE | 0.06528 | 05/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.528%
Investment, Identifier [Axis]: Corporate Debt Instruments | BOSTON GAS COMPANY | 0.05843 | 01/10/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.843%
Investment, Identifier [Axis]: Corporate Debt Instruments | BP CAP MARKETS AMERICA | 0.02939 | 06/04/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.939%
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE FR | 0.05936 | 05/30/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.936%
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.05389 | 05/28/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.389%
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06027 | 05/28/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.027%
Investment, Identifier [Axis]: Corporate Debt Instruments | BPCE SA | 0.06293 | 01/14/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.293%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.037 | 03/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.04125 | 06/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0425 | 10/26/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRISTOL-MYERS SQUIBB CO | 0.0555 | 02/22/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.0225 | 04/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | BRIXMOR OPERATING PART | 0.025 | 08/16/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.048 | 02/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROADCOM INC | 0.0505 | 07/12/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.039 | 01/25/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.047 | 09/20/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROOKFIELD FINANCE INC | 0.0485 | 03/29/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | BROWN & BROWN INC | 0.02375 | 03/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FIN CORP | 0.032 | 04/21/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0275 | 05/14/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | BUNGE LTD FINANCE CORP | 0.0465 | 09/17/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | BURLINGTN NORTH SANTA FE | 0.04375 | 09/01/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CADENCE DESIGN SYSTEM INC | 0.047 | 09/10/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK SA | 0.0684 | 09/13/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.84%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAIXABANK | 0.05581 | 07/03/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.581%
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PAC RY CO | 0.047 | 05/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | CANADIAN PACIFIC RR CO | 0.0575 | 03/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.04927 | 05/10/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.927%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.05197 | 09/11/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.197%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.06312 | 06/08/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.312%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINANCIAL CO | 0.07624 | 10/30/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.624%
Investment, Identifier [Axis]: Corporate Debt Instruments | CAPITAL ONE FINL CORP | 0.057 | 02/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | CARDINAL HEALTH INC | 0.0545 | 02/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | CB RICHARD ELLIS SVCS INC | 0.048 | 06/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | CENCORA INC | 0.05125 | 02/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | CENTERPOINT ENER HOUSTON | 0.03 | 02/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDS INC | 0.053 | 11/26/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | CF INDUSTRIES INC | 0.0515 | 3/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 126
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | CGI INC | 0.023 | 09/14/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.035 | 03/01/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.037 | 04/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.05375 | 04/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06384 | 10/23/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.384%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHARTER COMM OPT LLC/CAP | 0.06834 | 10/23/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.834%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY INC | 0.0565 | 04/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | CHENIERE ENERGY PARTNERS | 0.0555 | 10/30/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA CORP | 0.034 | 03/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | CIGNA GROUP/THE | 0.05125 | 05/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | CINCINNATI FINL CORP | 0.0692 | 05/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.92%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04412 | 03/31/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.412%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.0445 | 09/29/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04503 | 09/11/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.503%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.04542 | 09/19/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.542%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05174 | 09/11/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.174%
Investment, Identifier [Axis]: Corporate Debt Instruments | CITIGROUP INC | 0.05449 | 06/11/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.449%
Investment, Identifier [Axis]: Corporate Debt Instruments | CLEVELAND ELECTRIC ILLUM | 0.0595 | 12/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | CMS ENERGY CORP | 0.0295 | 02/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | CNO GLOBAL FUNDING | 0.05875 | 06/04/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | COCA-COLA FEMSA SAB CV | 0.0185 | 09/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | CODELCO INC | 0.0644 | 01/26/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.44%
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINE HOLDCO | 0.05097 | 10/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.097%
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05439 | 02/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.439%
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05927 | 08/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.927%
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.05962 | 02/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.962%
Investment, Identifier [Axis]: Corporate Debt Instruments | COLUMBIA PIPELINES OPCO | 0.06036 | 11/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.036%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02887 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.887%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.02937 | 11/01/2056
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.937%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.032 | 07/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.034 | 04/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.039 | 03/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.0425 | 01/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMCAST CORP | 0.05168 | 01/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.168%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONSPIRIT HEALTH | 0.02782 | 10/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.782%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0365 | 06/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | COMMONWEALTH EDISON CO | 0.0375 | 08/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONNECTICUT LT & PWR CO | 0.0495 | 08/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.055 | 01/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONOCOPHILLIPS COMPANY | 0.0555 | 03/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY GEN LLC | 0.058 | 03/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION ENERGY | 0.065 | 10/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE INC | 0.05461 | 02/16/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.461%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSTELLATION SOFTWARE | 0.05158 | 02/16/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.158%
Investment, Identifier [Axis]: Corporate Debt Instruments | CONSUMERS ENERGY CO | 0.04625 | 05/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK UA | 0.05564 | 02/28/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.564%
Investment, Identifier [Axis]: Corporate Debt Instruments | COOPERATIEVE RABOBANK | 0.0499 | 05/27/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.99%
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0365 | 04/05/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | COREBRIDGE FINANCIAL INC | 0.0385 | 04/05/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.02 | 01/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | CORPORATE OFFICE PROP LP | 0.0275 | 04/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | COTERRA ENERGY INC | 0.054 | 02/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGR MTN V-D | VR | 5/27/2031
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 533
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.04818 | 09/25/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.818%
Investment, Identifier [Axis]: Corporate Debt Instruments | CREDIT AGRICOLE SA | 0.05862 | 01/09/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.862%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSL FINANCE PLC | 0.0385 | 04/27/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | CSX CORP | 0.06 | 10/01/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.04613 | 10/02/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.613%
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05019 | 03/04/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.019%
Investment, Identifier [Axis]: Corporate Debt Instruments | DANSKE BANK | 0.05705 | 03/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.705%
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC / EMC CORP | 0.053 | 04/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INT LLC/EMC CORP | 0.0525 | 02/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | DELL INTL L L C / EMC CORP | 0.0602 | 06/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.02%
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2015-1AA | 0.03625 | 07/30/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | DELTA AIR LINES 2020-AA | 0.02 | 06/10/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.04469 | 12/10/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.469%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.0495 | 08/31/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK AG | 0.05414 | 05/10/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.414%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK NY | 0.05297 | 05/09/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.297%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.05373 | 01/10/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.373%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.0672 | 01/18/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.72%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.06819 | 11/20/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.819%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEUTSCHE BANK | 0.07146 | 07/13/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.146%
Investment, Identifier [Axis]: Corporate Debt Instruments | DEVON ENERGY CORP | 0.0575 | 09/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | DH EUROPE FINANCE II | 0.0325 | 11/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY GAS | 0.062 | 1/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 120
Interest Rate	6.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION ENERGY INC | 0.03375 | 04/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINION RESOURCES INC | 0.0285 | 08/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | DOMINOS PIZZA MASTER | 0.04116 | 7/25/2048
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 464
Interest Rate	4.116%
Investment, Identifier [Axis]: Corporate Debt Instruments | DOWDUPONT INC | 0.05319 | 11/15/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.319%
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECT SECUR FND II | 0.0609 | 09/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.09%
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.0365 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ELECTRIC CO | 0.054 | 04/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | DTE ENERGY CO | 0.0585 | 06/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.0265 | 09/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.057 | 09/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY CORP | 0.061 | 09/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLA LLC | 0.062 | 11/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.025 | 12/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY FLORIDA LLC | 0.038 | 07/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY OHIO INC | 0.043 | 02/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS INC | 0.042 | 08/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | DUKE ENERGY PROGRESS LLC | 0.029 | 08/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | EASTERN GAS TRAN | 0.039 | 11/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | EIDP INC | 0.05125 | 05/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | EL PASO ENERGY CORP MED TERM NOTE | 0.078 | 08/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELECTRICITE DE FRANCE | 0.0595 | 04/22/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.05643 | 03/13/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.643%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEMENT FLEET MANAGEMENT | 0.06319 | 12/04/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.319%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELEVANCE HEALTH INC | 0.0475 | 02/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ELI LILLY & CO | 0.05 | 02/09/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0355 | 06/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | EMERA US FINANCE LP | 0.0475 | 06/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.05625 | 04/05/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENBRIDGE INC | 0.057 | 03/08/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER LP | 0.056 | 09/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER OPERATNG | 0.0625 | 04/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENERGY TRANSFER PARTNERS | 0.06 | 06/15/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENI SPA | 0.0595 | 05/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LA LLC | 0.058 | 03/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.024 | 10/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.029 | 03/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0305 | 06/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY LOUISIANA LLC | 0.0312 | 09/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.12%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERGY MISSISSIPPI INC | 0.0385 | 06/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.049 | 05/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | ENTERPRISE PRODUCTS OPER | 0.0495 | 02/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | EQUINIX EUROPE 2 FI COR LLC | 0.046 | 11/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | ESSEX PORTFOLIO LP | 0.0165 | 01/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY INC | 0.029 | 09/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO INC | 0.0495 | 04/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY METRO | 0.054 | 04/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | EVERGY MISSOURI W STORM | 0.05104 | 12/01/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.104%
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON CORP | 0.051 | 06/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | EXELON GENERATION CO LLC | 0.0625 | 10/01/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | EXTRA SPACE STORAGE | 0.04 | 06/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | EXXON MOBIL CORPORATION | 0.02995 | 08/16/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.995%
Investment, Identifier [Axis]: Corporate Debt Instruments | F&G ANNUITIES & LIFE INC | 0.065 | 06/04/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0515 | 08/12/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | FISERV INC | 0.0525 | 8/11/2035
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 140
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA POWER & LIGHT | 0.05 | 08/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | FLORIDA PWR & LT CO | 0.053 | 04/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | FORD FOUNDATION/THE | 0.02815 | 06/01/2070
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.815%
Investment, Identifier [Axis]: Corporate Debt Instruments | FORTIS INC | 0.03055 | 10/04/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.055%
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.052 | 12/09/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | GA GLOBAL FUNDING TRUST | 0.055 | 04/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | GALLAGHER ARTHUR J & CO | 0.0575 | 07/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | GENPACT LUXEMBOURG SA | 0.06 | 06/04/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | GILEAD SCIENCES INC | 0.026 | 10/01/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLENCORE FUNDING LLC | 0.05634 | 04/04/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.634%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 05/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.029 | 11/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PAYMENTS INC | 0.032 | 08/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | GLOBAL PMTS INC | 0.0555 | 11/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.04939 | 10/21/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.939%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05049 | 07/23/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.049%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.05218 | 04/23/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.218%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.0533 | 07/23/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.33%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLDMAN SACHS GROUP INC | 0.06484 | 10/24/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.484%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOLUB CAPITAL BDC | 0.0705 | 12/05/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | GOODMAN US FINANCE SIX | 0.05125 | 10/07/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02675 | 09/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.675%
Investment, Identifier [Axis]: Corporate Debt Instruments | HACKENSACK MERIDIAN HLTH | 0.02875 | 09/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON CO | 0.0485 | 11/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | HALLIBURTON COMPANY | 0.067 | 09/15/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | HANOVER INSURANCE GROUP | 0.025 | 09/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HARRIS CORPORATION | 0.04854 | 04/27/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.854%
Investment, Identifier [Axis]: Corporate Debt Instruments | HARTFORD FINL SVCS GRP | 0.043 | 04/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.035 | 07/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.03625 | 03/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.049 | 11/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.05125 | 06/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 06/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.055 | 3/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 92
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.056 | 04/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.0575 | 03/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC | 0.061 | 04/01/2064
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | HCA INC. | 0.0595 | 09/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE REIT INC | 0.065 | 03/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTH CARE SERVICE CORP | 0.0545 | 06/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | HEALTHPEAK PROPERTIES | 0.02125 | 12/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | HOME DEPOT INC | 0.03625 | 04/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | HONEYWELL INTERNATIONAL | 0.0525 | 03/01/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.04619 | 11/06/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.619%
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HLDGS PLC | 0.05133 | 11/06/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.133%
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.0513 | 03/03/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.13%
Investment, Identifier [Axis]: Corporate Debt Instruments | HSBC HOLDINGS PLC | 0.05286 | 11/19/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.286%
Investment, Identifier [Axis]: Corporate Debt Instruments | HUNTINGTON BANCSHARES INC | 0.05272 | 01/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.272%
Investment, Identifier [Axis]: Corporate Debt Instruments | HYUNDAI CAPITAL AMERICA | 0.053 | 06/24/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.0395 | 03/29/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ING GROEP NV | 0.06114 | 09/11/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.114%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0305 | 08/12/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.0325 | 11/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTEL CORP | 0.03734 | 12/08/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.734%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0495 | 09/30/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTERSTATE PWR & LT CO | 0.0545 | 09/30/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | INTUIT SR NT | 0.055 | 09/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ITC HOLDINGS CORP | 0.054 | 06/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | JB HUNT TRANSPRT SVCS | 0.049 | 03/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.055 | 01/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA HOLDING LUX | 0.06375 | 04/15/2066
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.0375 | 12/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX SA | 0.065 | 12/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA LUX | 0.0675 | 03/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | JBS USA SARL/FOOD/GRP | 0.0595 | 04/20/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | JERSEY CENTRAL PWR & LT | 0.0615 | 06/01/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | JPMORGAN CHASE & CO | 0.05766 | 04/22/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.766%
Investment, Identifier [Axis]: Corporate Debt Instruments | KANSAS CITY POWER & LT | 0.042 | 03/15/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.04454 | 09/23/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.454%
Investment, Identifier [Axis]: Corporate Debt Instruments | KBC GROUP | 0.06324 | 09/21/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.324%
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP FR | 0.05121 | 04/04/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.121%
Investment, Identifier [Axis]: Corporate Debt Instruments | KEYCORP | 0.04789 | 06/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.789%
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC | 0.0585 | 06/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | KINDER MORGAN INC/DELAWA | 0.0505 | 02/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | KKR & CO INC | 0.051 | 08/07/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | KLA CORP | 0.033 | 03/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04375 | 06/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | KRAFT HEINZ FOODS CO | 0.04625 | 10/01/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.05 | 09/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | KROGER CO | 0.055 | 09/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.0525 | 06/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | L3HARRIS TECHNOLOGIES INC | 0.054 | 07/31/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | LASMO USA INC DTD 11/12/97 | 0.073 | 11/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | LEIDOS INC | 0.0575 | 03/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04375 | 03/22/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04425 | 11/04/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.425%
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP PLC | 0.04943 | 11/04/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.943%
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05462 | 01/05/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.462%
Investment, Identifier [Axis]: Corporate Debt Instruments | LLOYDS BANKING GROUP | 0.05679 | 01/05/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.679%
Investment, Identifier [Axis]: Corporate Debt Instruments | LOUISVILLE GAS & ELEC | 0.0465 | 11/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.03 | 10/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWE'S COS INC | 0.05625 | 04/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | LOWES COS INC | 0.0485 | 10/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | LUBRIZOL CORP | 0.065 | 10/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE AIRFINANCE HLDGS LTD | 0.0515 | 03/17/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | MACQUARIE GROUP LIMITED | 0.06255 | 12/07/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.255%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARS INC | 0.0565 | 05/01/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARSH & MCLENNAN COS INC | 0.04375 | 03/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0295 | 04/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0545 | 07/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | MARVELL TECHNOLOGY INC | 0.0575 | 02/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.02 | 10/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | MASCO CORP | 0.065 | 08/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MASS MUTUAL LIFE INS CO | 0.05672 | 12/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.672%
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.042 | 04/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.047 | 12/09/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | MCDONALD'S CORP | 0.063 | 10/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | MEAD JOHNSON NUTRITION C | 0.046 | 06/01/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | MEMORIAL HEALTH SERVICES | 0.03447 | 11/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.447%
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.029 | 12/10/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | MERCK & CO INC | 0.04 | 03/07/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | MET LIFE GLOB FUNDING I | 0.033 | 03/21/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.04875 | 11/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.054 | 08/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.055 | 11/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.056 | 05/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | META PLATFORMS INC | 0.05625 | 11/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | MICROSOFT CORP | 0.03041 | 03/17/2062
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.041%
Investment, Identifier [Axis]: Corporate Debt Instruments | MID-AMERICA APARTMENTS | 0.017 | 02/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDAMERICAN ENERGY | 0.0585 | 09/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | MIDMICHIGAN HEALTH | 0.03409 | 06/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.409%
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FIN GROUP | 0.05422 | 02/22/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.422%
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL GROUP | 0.05188 | 09/12/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.188%
Investment, Identifier [Axis]: Corporate Debt Instruments | MITSUBISHI UFJ FINANCIAL | 0.05159 | 04/24/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.159%
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.04711 | 07/08/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.711%
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP INC | 0.05323 | 07/08/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.323%
Investment, Identifier [Axis]: Corporate Debt Instruments | MIZUHO FINANCIAL GROUP | 0.05739 | 05/27/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.739%
Investment, Identifier [Axis]: Corporate Debt Instruments | MOLSON COORS BREWING CO | 0.042 | 07/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | MONDELEZ INTERNATION | 0.02625 | 9/04/2050
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 81
Interest Rate	2.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | MOODY'S CORPORATION | 0.0325 | 05/20/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BANK | 0.05449 | 07/20/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.449%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY BK | 0.05466 | 01/18/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.466%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04356 | 10/22/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.356%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.04892 | 10/22/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.892%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY SR | 0.05656 | 04/18/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.656%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.04431 | 01/23/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.431%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05042 | 07/19/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.042%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05164 | 04/20/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.164%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0525 | 04/21/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.0532 | 07/19/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.32%
Investment, Identifier [Axis]: Corporate Debt Instruments | MORGAN STANLEY | 0.05424 | 07/21/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.424%
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP SR GLBL | 0.054 | 04/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.055 | 06/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | MPLX LP | 0.0595 | 4/01/2055
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 109
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | NASDAQ INC | 0.0555 | 02/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL RETAIL PROP INC | 0.036 | 12/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONAL SECS CLEARING | 0.05 | 05/30/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATIONWIDE BLDG SOC GLOBAL | 0.05537 | 07/14/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.537%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.045 | 10/10/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATL BANK OF CANADA | 0.056 | 12/18/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST GROUP PLC | 0.05115 | 05/23/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.115%
Investment, Identifier [Axis]: Corporate Debt Instruments | NATWEST MKTS PLC | 0.0541 | 05/17/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.41%
Investment, Identifier [Axis]: Corporate Debt Instruments | NEVADA POWER CO | 0.06 | 03/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | NEXTERA ENERGY CAP HLDGS INC | 0.0555 | 03/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05664 | 01/17/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.664%
Investment, Identifier [Axis]: Corporate Debt Instruments | NIAGARA MOHAWK POWER | 0.05996 | 07/03/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.996%
Investment, Identifier [Axis]: Corporate Debt Instruments | NISOURCE INC | 0.052 | 07/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.046 | 02/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.055 | 06/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | NNN REIT INC | 0.056 | 10/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | NOMURA HOLDINGS INC | 0.02679 | 07/16/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.679%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.03942 | 11/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.942%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORFOLK SOUTHERN CORP | 0.04837 | 10/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.837%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORINCHUKIN BANK LTD | 0.05359 | 09/09/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.359%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHEASTERN UNIVERSITY | 0.02894 | 10/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.894%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATE PWR- MINN | 0.062 | 07/01/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STATES PWR-MINN | 0.051 | 05/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHERN STS PWR CO | 0.045 | 06/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | NORTHROP GRUMMAN CORP | 0.0525 | 05/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | NRG ENERGY INC | 0.05407 | 10/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.407%
Investment, Identifier [Axis]: Corporate Debt Instruments | NTT FINANCE CORP | 0.05171 | 07/16/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.171%
Investment, Identifier [Axis]: Corporate Debt Instruments | NUTRIEN LTD | 0.04125 | 03/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | NVENT FINANCE SARL | 0.0455 | 04/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.025 | 05/11/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV / NXP FDG LLC | 0.0325 | 05/11/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | NXP BV/NXP FDG LLC | 0.0315 | 05/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | OGE ENERGY CORP | 0.0545 | 05/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | OHIO POWER COMPANY | 0.029 | 10/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | ONCOR ELECTRIC DELIVERY | 0.031 | 09/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | ONEOK INC | 0.0475 | 10/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | OPT DEFENSE PROPERTIES LP | 0.045 | 10/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.048 | 09/26/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP SR | 0.05875 | 09/26/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.036 | 04/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0385 | 07/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.0395 | 03/25/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.04 | 07/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.049 | 02/06/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | ORACLE CORP | 0.06 | 8/03/2055
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 286
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | P/P HYUNDAI CAPITAL | 0.06375 | 4/08/2030
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 632
Interest Rate	6.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0295 | 03/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0375 | 08/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.043 | 03/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0445 | 04/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.058 | 05/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.059 | 10/01/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.06 | 08/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.064 | 06/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | PACIFIC GAS & ELECTRIC | 0.0675 | 01/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | PECO ENERGY CO | 0.028 | 06/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | PENSKE TRUCK LEASING CO | 0.057 | 02/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | PEPPERDINE UNIV | 0.03301 | 12/01/2059
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.301%
Investment, Identifier [Axis]: Corporate Debt Instruments | PFIZER INVT ENTERPRISES | 0.053 | 05/19/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG LLC | 0.05529 | 06/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.529%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FDG | 0.05231 | 06/01/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.231%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E RECOVERY FND LLC | 0.05536 | 07/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.536%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.04263 | 06/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.263%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05099 | 06/01/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.099%
Investment, Identifier [Axis]: Corporate Debt Instruments | PG&E WILDFIRE RECOVERY | 0.05212 | 12/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.212%
Investment, Identifier [Axis]: Corporate Debt Instruments | PHYSICIANS REALTY LP | 0.02625 | 11/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | PIEDMONT HEALTHCARE INC | 0.02864 | 01/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.864%
Investment, Identifier [Axis]: Corporate Debt Instruments | PIONEER NATURAL RESOURCE | 0.019 | 08/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | PLAINS ALL AMERN PIPELINE | 0.0595 | 06/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.04812 | 10/21/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.812%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05068 | 01/24/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.068%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05373 | 07/21/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.373%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05401 | 07/23/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.401%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINANCIAL SERVICES | 0.05939 | 08/18/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.939%
Investment, Identifier [Axis]: Corporate Debt Instruments | PNC FINL SVCS V-D | VR | 5/13/2031
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 271
Investment, Identifier [Axis]: Corporate Debt Instruments | PPL ELECTRIC UTILITIES | 0.0525 | 05/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.039 | 01/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRECISION CASTPARTS CORP | 0.04375 | 06/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GROUP INC | 0.04111 | 02/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.111%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL FINANCIAL GRP | 0.037 | 05/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRINCIPAL LIFE GLOBAL FDG II | 0.051 | 01/25/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | PROGRESS ENERGY INC | 0.07 | 10/30/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | PROLOGIS LP | 0.02875 | 11/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | PRUDENTIAL FDG ASIA | 0.03125 | 4/14/2030
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 378
Interest Rate	3.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | PSI ENERGY INC | 0.0612 | 10/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.12%
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SERVICE COLORADO | 0.0355 | 06/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | PUBLIC SVC CO | 0.052 | 01/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | PUGET ENERGY INC | 0.05725 | 03/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.725%
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.0235 | 01/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.35%
Investment, Identifier [Axis]: Corporate Debt Instruments | QUANTA SERVICES INC | 0.051 | 08/09/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | QUEST DIAGNOSTICS INC | 0.064 | 11/30/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENCY CENTERS LP | 0.04125 | 03/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | REGENERON PHARMACEUTICAL | 0.0175 | 09/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | RELX CAPITAL INC | 0.0525 | 03/27/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | RIO TINTO FIN USA PLC | 0.05 | 03/14/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROPER TECHNOLOGIES INC | 0.049 | 10/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | ROYAL BANK OF CANADA | 0.0465 | 10/18/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.02375 | 03/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0435 | 04/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.35%
Investment, Identifier [Axis]: Corporate Debt Instruments | RTX CORPORATION | 0.0515 | 02/27/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | RYDER SYSTEM INC | 0.0175 | 09/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SAFEHOLD OPERATING PARTN | 0.028 | 06/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.0295 | 08/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | SAN DIEGO G & E | 0.06125 | 09/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER HOLDINGS USA | 0.06174 | 01/09/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.174%
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.04858 | 09/11/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.858%
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP HOLDINGS | 0.06534 | 01/10/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.534%
Investment, Identifier [Axis]: Corporate Debt Instruments | SANTANDER UK GROUP | 0.05694 | 04/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.694%
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.04697 | 06/15/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.697%
Investment, Identifier [Axis]: Corporate Debt Instruments | SCE RECOVERY FUNDING LLC | 0.05341 | 03/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.341%
Investment, Identifier [Axis]: Corporate Debt Instruments | SHELL FINANCE US INC | 0.055 | 03/25/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | SIGECO SECURITIZATION I LLC | 0.05026 | 11/15/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.026%
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA BANKEN | 0.045 | 09/03/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | SKANDINAVISKA ENSKILDA | 0.05375 | 03/05/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE FR | 0.061 | 04/13/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.05512 | 05/22/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.512%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOCIETE GENERALE | 0.06691 | 01/10/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.691%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOLVENTUM CORP | 0.056 | 03/23/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0365 | 03/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.0405 | 03/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.04125 | 03/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.057 | 03/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.05875 | 12/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CAL EDISON | 0.059 | 03/01/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0545 | 06/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CALIF EDISON CO | 0.0555 | 01/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0495 | 09/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAP | 0.0575 | 09/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0315 | 09/30/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO GAS CAPITAL | 0.0395 | 10/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN CO | 0.052 | 06/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.20%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHERN POWER CO | 0.0515 | 09/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWEST GAS CORP | 0.038 | 09/29/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | SOUTHWESTERN PUBLIC SERV | 0.045 | 08/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | STANDARD CHARTERED PLC | 0.05688 | 05/14/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.688%
Investment, Identifier [Axis]: Corporate Debt Instruments | STARBUCKS CORP | 0.049 | 02/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Corporate Debt Instruments | STATE STR CORP | 0.04784 | 10/23/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.784%
Investment, Identifier [Axis]: Corporate Debt Instruments | STEEL DYNAMICS INC | 0.0165 | 10/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN GRP INC | 0.0524 | 04/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.24%
Investment, Identifier [Axis]: Corporate Debt Instruments | SUMITOMO MITSUI FIN | 0.0571 | 01/13/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.71%
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.0485 | 4/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 370
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | SYNOPSYS INC | 0.057 | 04/01/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.0515 | 04/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.055 | 01/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | T MOBILE USA INC | 0.05875 | 11/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | T-MOBILE USA INC | 0.03375 | 04/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03025 | 07/09/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.025%
Investment, Identifier [Axis]: Corporate Debt Instruments | TAKEDA PHARMACEUTICAL | 0.03175 | 07/09/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.175%
Investment, Identifier [Axis]: Corporate Debt Instruments | TAMPA ELECTRIC CO | 0.0445 | 06/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | TEXAS HEALTH RESOURCES | 0.02328 | 11/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.328%
Investment, Identifier [Axis]: Corporate Debt Instruments | THE CIGNA GROUP | 0.0525 | 01/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.055 | 09/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | TIME WARNER CABLE INC | 0.05875 | 11/15/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | TOLEDO EDISON COMPANY | 0.0615 | 05/15/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | TORONTO DOMINION BANK | 0.05298 | 01/30/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.298%
Investment, Identifier [Axis]: Corporate Debt Instruments | TOTAL CAPITAL INTL SA | 0.02986 | 06/29/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.986%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRANE TECH FIN LTD | 0.0525 | 03/03/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRITON CONTAINER/TAL INT | 0.0325 | 03/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05071 | 05/20/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.071%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05122 | 01/26/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.122%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.05711 | 01/24/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.711%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL CORP | 0.06047 | 06/08/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.047%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINANCIAL GROUP | 0.07161 | 10/30/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	7.161%
Investment, Identifier [Axis]: Corporate Debt Instruments | TRUIST FINL CORP | 0.04964 | 10/23/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.964%
Investment, Identifier [Axis]: Corporate Debt Instruments | TUCSON ELECTRIC POWER CO | 0.0485 | 12/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.85%
Investment, Identifier [Axis]: Corporate Debt Instruments | TYSON FOODS INC | 0.057 | 03/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | UBER TECHNOLOGIES INC | 0.048 | 09/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04398 | 09/23/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.398%
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.04844 | 11/06/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.844%
Investment, Identifier [Axis]: Corporate Debt Instruments | UBS GROUP AG | 0.0501 | 03/23/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.01%
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.021 | 08/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | UDR INC | 0.0295 | 09/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.95%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNION ELEC CO | 0.0545 | 03/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 AA PTT | 0.031 | 07/07/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-1 B PTT | 0.0365 | 01/07/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2016-2 A PTT | 0.031 | 10/07/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.10%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 A PTT | 0.037 | 03/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 AA PTT | 0.035 | 03/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2018-1 B PTT | 0.046 | 03/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 A PTT | 0.0455 | 08/25/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2019-1 AA PTT | 0.0415 | 08/25/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.15%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED AIR 2020-1 A PTT | 0.05875 | 10/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITED TECHNOLOGIES CORP | 0.0375 | 11/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.0325 | 05/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP INC | 0.05875 | 02/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.875%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.045 | 4/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 237
Interest Rate	4.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNITEDHEALTH GROUP | 0.053 | 6/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 369
Interest Rate	5.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | UNIV OF SOUTHERN CALIFOR | 0.03226 | 10/01/2120
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.226%
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05083 | 05/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.083%
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05384 | 01/23/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.384%
Investment, Identifier [Axis]: Corporate Debt Instruments | US BANCORP | 0.05678 | 01/23/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.678%
Investment, Identifier [Axis]: Corporate Debt Instruments | VENTAS REALTY LP | 0.0325 | 10/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Corporate Debt Instruments | VERISK ANALYTICS INC | 0.03625 | 05/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMM INC | 0.0478 | 2/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 342
Interest Rate	4.78%
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS INC | 0.0505 | 05/09/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.05%
Investment, Identifier [Axis]: Corporate Debt Instruments | VERIZON COMMUNICATIONS | 0.0355 | 03/22/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.55%
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.038 | 09/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: Corporate Debt Instruments | VIRGINIA ELEC & POWER CO | 0.057 | 08/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.70%
Investment, Identifier [Axis]: Corporate Debt Instruments | VISTRA OPERATIONS CO LLC | 0.06 | 04/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | VMWARE INC | 0.014 | 08/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.40%
Investment, Identifier [Axis]: Corporate Debt Instruments | VOYA GLOBAL FUNDING | 0.046 | 11/24/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & CO | 0.05605 | 04/23/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.605%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.043 | 07/22/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.30%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.04897 | 07/25/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.897%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05198 | 01/23/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.198%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05211 | 12/03/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.211%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05389 | 04/24/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.389%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO & COMPANY | 0.05557 | 07/25/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.557%
Investment, Identifier [Axis]: Corporate Debt Instruments | WELLS FARGO MTN V-D | VR | 4/23/2029
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	$ 222
Investment, Identifier [Axis]: Corporate Debt Instruments | WESTPAC NEW ZEALAND LTD | 0.04902 | 02/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.902%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.056 | 03/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COMPANIES INC | 0.0565 | 03/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.65%
Investment, Identifier [Axis]: Corporate Debt Instruments | WILLIAMS COS INC | 0.06 | 03/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Corporate Debt Instruments | WORKDAY INC | 0.035 | 04/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Corporate Debt Instruments | WP CAREY INC | 0.0245 | 02/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.45%
Investment, Identifier [Axis]: Corporate Debt Instruments | WW GRAINGER INC | 0.046 | 06/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.60%
Investment, Identifier [Axis]: Corporate Debt Instruments | YALE-NEW HAVEN HLTH SRVC | 0.02496 | 07/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.496%
Investment, Identifier [Axis]: Foreign Sovereign Debt | REPUBLIC OF CHILE | 0.0255 | 01/27/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.55%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.02659 | 05/24/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.659%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.03771 | 05/24/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.771%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.0435 | 01/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.35%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.044 | 02/12/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.40%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.05375 | 03/22/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.375%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06 | 05/13/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.00%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN STATES | 0.06875 | 05/13/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.875%
Investment, Identifier [Axis]: Foreign Sovereign Debt | UNITED MEXICAN | 0.0585 | 07/02/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.85%
Investment, Identifier [Axis]: Money Market Funds | ALLSPRING TREASURY PLUS | 0.03681
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.681%
Investment, Identifier [Axis]: Municipal Bonds | CONNECTICUT STATE | 0.0406 | 06/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.06%
Investment, Identifier [Axis]: Municipal Bonds | MASSACHUSETTS STATE EDUCTNL FING | 0.04141 | 07/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.141%
Investment, Identifier [Axis]: Municipal Bonds | MIAMI-DADE CNTY FLORIDA TRANSIT | 0.05534 | 07/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.534%
Investment, Identifier [Axis]: Municipal Bonds | OHIO UNIV GEN RECPTS ATHENS | 0.0559 | 12/01/2114
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.59%
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05102 | 04/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.102%
Investment, Identifier [Axis]: Municipal Bonds | TEXAS NATURAL GAS SECURITIZATION | 0.05169 | 04/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.169%
Investment, Identifier [Axis]: Private Placement Securities | AIA GROUP LTD | 0.032 | 09/16/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.20%
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2015-1A PTT | 0.036 | 03/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.60%
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1A PTT | 0.0355 | 01/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.55%
Investment, Identifier [Axis]: Private Placement Securities | AIR CANADA 2017-1AA PTT | 0.033 | 01/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.30%
Investment, Identifier [Axis]: Private Placement Securities | AMERICAN TOWER TRUST I | 0.03652 | 03/23/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.652%
Investment, Identifier [Axis]: Private Placement Securities | ASHTEAD CAPITAL INC | 0.0245 | 08/12/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.45%
Investment, Identifier [Axis]: Private Placement Securities | AUST & NZ BANKING GROUP | 0.0257 | 11/25/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.57%
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.02528 | 11/18/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.528%
Investment, Identifier [Axis]: Private Placement Securities | AVOLON HOLDINGS FNDG LTD | 0.04375 | 05/01/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.019 | 02/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.90%
Investment, Identifier [Axis]: Private Placement Securities | BAE SYSTEMS PLC | 0.034 | 04/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.40%
Investment, Identifier [Axis]: Private Placement Securities | BLACKSTONE HOLDINGS FINA | 0.035 | 09/10/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 A PTT | 0.04125 | 09/20/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Private Placement Securities | BRITISH AIR 18-1 AA PTT | 0.038 | 09/20/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: Private Placement Securities | BROADCOM INC | 0.03187 | 11/15/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.187%
Investment, Identifier [Axis]: Private Placement Securities | BROOKLYN UNION GAS CO | 0.04273 | 03/15/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.273%
Investment, Identifier [Axis]: Private Placement Securities | CLEVELAND ELECTRIC ILLUM | 0.035 | 04/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Private Placement Securities | COX COMMUNICATIONS INC | 0.0335 | 09/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.35%
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TR 2014 | 0.04163 | 08/10/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.163%
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.04704 | 01/10/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.704%
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05773 | 01/10/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.773%
Investment, Identifier [Axis]: Private Placement Securities | CVS PASS-THROUGH TRUST | 0.05926 | 01/10/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.926%
Investment, Identifier [Axis]: Private Placement Securities | DUQUESNE LIGHT HOLDINGS | 0.03616 | 08/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.616%
Investment, Identifier [Axis]: Private Placement Securities | FERGUSON FINANCE PLC | 0.0325 | 06/02/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Private Placement Securities | GALAXY PIPELINE ASSETS | 0.0294 | 09/30/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.94%
Investment, Identifier [Axis]: Private Placement Securities | GLOBAL ATLANTIC FIN CO | 0.044 | 10/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.40%
Investment, Identifier [Axis]: Private Placement Securities | GOODMAN US FIN THREE | 0.037 | 03/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: Private Placement Securities | GRAY OAK PIPELINE LLC | 0.0345 | 10/15/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.45%
Investment, Identifier [Axis]: Private Placement Securities | GREAT-WEST LIFECO FIN 18 | 0.04581 | 05/17/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.581%
Investment, Identifier [Axis]: Private Placement Securities | KEYSPAN GAS EAST CORP | 0.02742 | 08/15/2026
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.742%
Investment, Identifier [Axis]: Private Placement Securities | KKR GROUP FINAN CO VIII | 0.035 | 08/25/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: Private Placement Securities | MACQUARIE BANK LTD | 0.03052 | 03/03/2036
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.052%
Investment, Identifier [Axis]: Private Placement Securities | MASS MUTUAL LIFE INS CO | 0.03375 | 04/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: Private Placement Securities | NBN CO LTD | 0.02625 | 05/05/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.625%
Investment, Identifier [Axis]: Private Placement Securities | NEW ENGLAND POWER CO | 0.038 | 12/05/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: Private Placement Securities | NEW YORK LIFE INSURANCE | 0.0445 | 05/15/2069
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Private Placement Securities | NGPL PIPECO LLC | 0.0325 | 07/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0245 | 12/02/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.45%
Investment, Identifier [Axis]: Private Placement Securities | NRG ENERGY INC | 0.0445 | 06/15/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.45%
Investment, Identifier [Axis]: Private Placement Securities | NUTRITION & BIOSCIENCES | 0.023 | 11/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.30%
Investment, Identifier [Axis]: Private Placement Securities | PENNSYLVANIA ELECTRIC CO | 0.0325 | 03/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.25%
Investment, Identifier [Axis]: Private Placement Securities | STELLANTIS FIN US INC | 0.02691 | 09/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.691%
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.0427 | 05/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.27%
Investment, Identifier [Axis]: Private Placement Securities | TEACHERS INSUR & ANNUITY | 0.049 | 09/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.90%
Investment, Identifier [Axis]: Private Placement Securities | UBS GROUP AG | 0.03869 | 01/12/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.869%
Investment, Identifier [Axis]: Series Of Transactions | TREASURY NOTE 1.125% 8/31/2028 | U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	$ 493,886
Selling Price	426,668
Cost of Asset	493,886
Cost of Asset	424,808
Current Value of Asset on Transaction Date	493,886
Current Value of Asset on Transaction Date	426,668
Net Gain (Loss)	1,860
Investment, Identifier [Axis]: Series of Transactions | AS TREAS PLUS MM FD - SELECT #3803 | Money Market Funds
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	983,583
Selling Price	951,628
Cost of Asset	983,583
Cost of Asset	951,628
Current Value of Asset on Transaction Date	983,583
Current Value of Asset on Transaction Date	951,628
Net Gain (Loss)	0
Investment, Identifier [Axis]: Series of Transactions | TREASURY NOTE 2.875% 4/30/2029 | U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	676,056
Selling Price	729,653
Cost of Asset	676,056
Cost of Asset	668,751
Current Value of Asset on Transaction Date	676,056
Current Value of Asset on Transaction Date	729,653
Net Gain (Loss)	60,902
Investment, Identifier [Axis]: Series of Transactions | TREASURY NOTE 4.125% 8/31/2030, U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	241,107
Selling Price	240,221
Cost of Asset	241,107
Cost of Asset	241,107
Current Value of Asset on Transaction Date	241,107
Current Value of Asset on Transaction Date	240,221
Net Gain (Loss)	(886)
Investment, Identifier [Axis]: Series of Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	118,267
Selling Price	356,900
Cost of Asset	118,267
Cost of Asset	173,805
Current Value of Asset on Transaction Date	118,267
Current Value of Asset on Transaction Date	356,900
Net Gain (Loss)	183,095
Investment, Identifier [Axis]: Series of Transactions | VANGUARD FIDUCIARY EXT MKT | Common/Collective Trust
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	40,714
Selling Price	527,469
Cost of Asset	40,714
Cost of Asset	360,051
Current Value of Asset on Transaction Date	40,714
Current Value of Asset on Transaction Date	527,469
Net Gain (Loss)	167,418
Investment, Identifier [Axis]: Series of Transactions | VANGUARD INSTL 500 INDEX TRST UNIT B | Common/Collective Trust
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	279,523
Selling Price	37,829
Cost of Asset	279,523
Cost of Asset	37,139
Current Value of Asset on Transaction Date	279,523
Current Value of Asset on Transaction Date	37,829
Net Gain (Loss)	690
Investment, Identifier [Axis]: Series of Transactions | VANGUARD INSTL EXTEND MKT INDX TR | Common/Collective Trust
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	490,718
Selling Price	16,486
Cost of Asset	490,718
Cost of Asset	16,276
Current Value of Asset on Transaction Date	490,718
Current Value of Asset on Transaction Date	16,486
Net Gain (Loss)	210
Investment, Identifier [Axis]: Single Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust | Transaction 1
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	648,329
Cost of Asset	364,649
Current Value of Asset on Transaction Date	648,329
Net Gain (Loss)	283,681
Investment, Identifier [Axis]: Single Transactions | VANGUARD EMPLOYEE BENEFIT INDEX #528 | Common/Collective Trust | Transaction 2
EBP, Schedule of Reportable Transaction [Line Items]
Selling Price	644,736
Cost of Asset	360,491
Current Value of Asset on Transaction Date	644,736
Net Gain (Loss)	284,245
Investment, Identifier [Axis]: Single Transactions | VANGUARD INSTL 500 INDEX TRST UNIT B | Common/Collective Trust | Transaction 1
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	648,329
Cost of Asset	648,329
Current Value of Asset on Transaction Date	648,329
Investment, Identifier [Axis]: Single Transactions | VANGUARD INSTL 500 INDEX TRST UNIT B | Common/Collective Trust | Transaction 2
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	644,736
Cost of Asset	644,736
Current Value of Asset on Transaction Date	$ 644,736
Investment, Identifier [Axis]: TREASURY NOTE 1.125% 8/31/2028, U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.125%
Investment, Identifier [Axis]: TREASURY NOTE 2.875% 4/30/2029, U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.875%
Investment, Identifier [Axis]: TREASURY NOTE 4.125% 8/31/2030, U.S. Government and Agency Obligations
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | AMERICAN UNITED LIFE - S00016 | 0.0241 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.41%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | JP MORGAN - #AISP01 | 0.0282 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.82%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | LINCOLN NATIONAL LIFE | 0.0233 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.33%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | MET TOWER LIFE - #38165 | 0.0312 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.12%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PACIFIC LIFE - # 26755 | 0.0254 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.54%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | PRUDENTIAL GA-63690 | 0.0242 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.42%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | RBC - AMERIPRISE AMEX01 | 0.0275 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: Total Fully Benefit Responsive Investment Contracts, at Contract Value | TRANSAMERICA MDA00375TR | 0.0262 | 12/31/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.62%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #841090 | 0.06466 | 10/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.466%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G60722 | 0.03 | 10/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #G61748 | 0.035 | 11/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #J36413 | 0.03 | 02/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #Q42018 | 0.035 | 07/01/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #QD0878 | 0.025 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #RA6808 | 0.03 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SB0378 | 0.035 | 04/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD0397 | 0.025 | 07/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8037 | 0.025 | 01/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #SD8182 | 0.02 | 12/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZA5297 | 0.04 | 03/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZM6956 | 0.045 | 06/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LN MTG CORP POOL #ZS4735 | 0.035 | 09/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA7633 | 0.03 | 03/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QA9122 | 0.025 | 05/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QC3244 | 0.03 | 06/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QF5465 | 0.05 | 12/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #QN1779 | 0.025 | 03/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA5276 | 0.025 | 05/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7506 | 0.045 | 07/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #RA7937 | 0.05 | 09/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SB0307 | 0.025 | 02/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0291 | 0.05 | 03/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0728 | 0.025 | 10/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0780 | 0.025 | 12/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0809 | 0.03 | 01/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD0907 | 0.03 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1100 | 0.025 | 05/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1217 | 0.02 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD1658 | 0.025 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD2000 | 0.045 | 11/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3567 | 0.045 | 05/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD3952 | 0.025 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD4432 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD5779 | 0.035 | 02/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7552 | 0.025 | 01/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7565 | 0.055 | 09/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD7568 | 0.055 | 02/01/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8184 | 0.03 | 12/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8194 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8205 | 0.025 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8219 | 0.025 | 06/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8235 | 0.03 | 08/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8255 | 0.035 | 10/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SD8265 | 0.04 | 11/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #SL1355 | 0.025 | 01/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WA1626 | 0.0345 | 08/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.45%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #WN3233 | 0.0319 | 07/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.19%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED HOME LOAN MTGE CORP POOL #ZA6116 | 0.045 | 01/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AM8856 | 0.0292 | 06/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.92%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN5935 | 0.0313 | 07/01/2027
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.13%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AN6850 | 0.0322 | 09/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.22%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS5469 | 0.04 | 07/01/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #AS8984 | 0.045 | 03/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BF0219 | 0.035 | 09/01/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BK8753 | 0.045 | 06/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL0907 | 0.0388 | 12/01/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.88%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL3217 | 0.0333 | 07/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.33%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4333 | 0.0252 | 11/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.52%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BL4791 | 0.0271 | 11/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.71%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM3375 | 0.04 | 01/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BM6347 | 0.06568 | 02/01/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	6.568%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BR0999 | 0.025 | 05/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0992 | 0.03 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #BU0993 | 0.03 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB1878 | 0.03 | 10/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #CB2094 | 0.03 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1000 | 0.03 | 04/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM1218 | 0.035 | 07/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM2096 | 0.035 | 11/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM5819 | 0.04 | 02/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM8599 | 0.035 | 01/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9427 | 0.04 | 07/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9461 | 0.035 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #FM9728 | 0.025 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FED NATL MTG ASSN POOL #MA3305 | 0.035 | 03/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AL7395 | 0.05545 | 03/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.545%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #AM6760 | 0.0357 | 10/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.57%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0301 | 0.045 | 08/01/2058
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0537 | 0.03 | 03/01/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0655 | 0.035 | 06/01/2062
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0669 | 0.04 | 06/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BF0695 | 0.035 | 12/01/2062
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BK7697 | 0.045 | 10/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL2313 | 0.0336 | 05/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.36%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BL9455 | 0.014 | 12/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.40%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM3499 | 0.04 | 12/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM5172 | 0.045 | 08/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6492 | 0.01508 | 11/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.508%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6531 | 0.04 | 06/01/2057
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM6734 | 0.04 | 08/01/2059
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7037 | 0.01755 | 03/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.755%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BM7075 | 0.03 | 03/01/2061
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS2933 | 0.0182 | 09/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.82%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS3634 | 0.0177 | 11/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.77%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4030 | 0.0196 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.96%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4375 | 0.0211 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.11%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4525 | 0.0194 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.94%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4563 | 0.0201 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.01%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4650 | 0.0202 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.02%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4654 | 0.0239 | 03/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.39%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS4793 | 0.0244 | 02/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.44%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6258 | 0.037 | 08/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.70%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6339 | 0.038 | 09/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.80%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6518 | 0.0352 | 09/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.52%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS6742 | 0.03585 | 11/01/2029
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.585%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7415 | 0.0484 | 01/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.84%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7661 | 0.0502 | 12/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.02%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS7966 | 0.0501 | 08/01/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.01%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BS8252 | 0.0436 | 04/01/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.36%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BT2033 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BU1436 | 0.025 | 01/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BV5578 | 0.03 | 05/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW6309 | 0.05 | 08/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BW9918 | 0.05 | 10/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BX0426 | 0.055 | 11/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BY4714 | 0.05 | 06/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ0217 | 0.0522 | 08/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.22%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ1818 | 0.0442 | 09/01/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.42%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #BZ2413 | 0.04575 | 06/01/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.575%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5702 | 0.025 | 05/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA5969 | 0.025 | 06/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6412 | 0.025 | 07/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6635 | 0.025 | 08/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA6989 | 0.025 | 09/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7028 | 0.025 | 09/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CA7743 | 0.025 | 11/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1874 | 0.03 | 10/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB1908 | 0.025 | 10/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2066 | 0.03 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2097 | 0.03 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB2857 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3175 | 0.035 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3265 | 0.03 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3369 | 0.035 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3378 | 0.04 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3494 | 0.03 | 05/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB3629 | 0.04 | 05/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4352 | 0.05 | 08/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4354 | 0.05 | 08/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB4765 | 0.05 | 09/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5281 | 0.05 | 11/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB5666 | 0.04 | 02/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6030 | 0.045 | 04/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #CB6899 | 0.05 | 08/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA2603 | 0.025 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FA3215 | 0.015 | 06/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM3041 | 0.055 | 08/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM7957 | 0.025 | 07/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8216 | 0.04 | 11/01/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8361 | 0.025 | 08/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FM8603 | 0.04 | 09/01/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0795 | 0.03 | 01/01/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS0882 | 0.025 | 03/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1507 | 0.03 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1590 | 0.025 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS1938 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS2707 | 0.035 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS3907 | 0.045 | 01/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4050 | 0.04 | 03/01/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4069 | 0.04 | 05/01/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS4223 | 0.045 | 05/01/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5155 | 0.05 | 07/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5384 | 0.025 | 06/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5625 | 0.05 | 08/01/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS5986 | 0.025 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6323 | 0.035 | 05/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6514 | 0.025 | 09/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6854 | 0.015 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS6890 | 0.015 | 04/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7594 | 0.025 | 09/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7749 | 0.03 | 02/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #FS7980 | 0.045 | 12/01/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA2868 | 0.025 | 01/01/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4306 | 0.025 | 04/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4468 | 0.035 | 11/01/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4623 | 0.025 | 06/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4782 | 0.035 | 10/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4783 | 0.04 | 10/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | FEDL NATL MTGE ASSN POOL #MA4807 | 0.055 | 11/01/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784044 | 0.0499 | 11/20/2037
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.99%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784045 | 0.045 | 07/20/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #784602 | 0.04 | 05/20/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BA7567 | 0.045 | 05/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BI0416 | 0.045 | 11/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BJ1318 | 0.05 | 05/20/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BK7169 | 0.05 | 12/20/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BL7729 | 0.05 | 05/20/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #BM9692 | 0.045 | 07/20/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #CA0265 | 0.02987 | 12/20/2070
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.987%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7534 | 0.025 | 08/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7589 | 0.025 | 09/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTG ASSN II POOL #MA7649 | 0.025 | 10/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7257 | 0.035 | 03/20/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA7880 | 0.02 | 02/20/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8044 | 0.035 | 05/20/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8147 | 0.025 | 07/20/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8200 | 0.04 | 08/20/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8486 | 0.03 | 12/20/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8801 | 0.055 | 04/20/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA8943 | 0.03 | 06/20/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9011 | 0.025 | 07/20/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9240 | 0.05 | 10/20/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9301 | 0.035 | 11/20/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MA9663 | 0.03 | 04/20/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | GOVT NATL MTGE ASSN II POOL #MB0618 | 0.03 | 09/20/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.0425 | 09/15/2065
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | TENN VALLEY AUTH | 0.04625 | 09/15/2060
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0225 | 02/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03 | 08/15/2052
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03375 | 08/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03625 | 05/15/2053
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.03875 | 05/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.875%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 02/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 08/15/2054
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0425 | 11/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04375 | 08/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.045 | 02/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 02/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 05/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04625 | 11/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 05/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.0475 | 08/15/2055
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.04875 | 08/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.875%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY BONDS | 0.05 | 05/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	5.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 02/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 10/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.035 | 12/15/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03625 | 08/31/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.03875 | 08/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.875%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 02/15/2034
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 05/31/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04 | 06/30/2028
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.04125 | 11/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.0425 | 05/15/2035
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 11/15/2033
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | UNITED STATES TREASURY NOTES | 0.045 | 12/31/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01125 | 05/15/2040
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0125 | 05/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01625 | 11/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.01875 | 02/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.875%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 02/15/2050
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02 | 08/15/2051
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0225 | 08/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.02375 | 11/15/2049
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 02/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.025 | 05/15/2046
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 08/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0275 | 11/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	2.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2047
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 02/15/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 05/15/2042
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 08/15/2048
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03 | 11/15/2045
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.00%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 02/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03125 | 11/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03375 | 05/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.035 | 02/15/2039
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 02/15/2044
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.03625 | 08/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 08/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.0375 | 11/15/2043
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	3.75%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 02/15/2038
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY BOND | 0.04375 | 05/15/2041
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	4.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY INFLATION INDEX BOND | 0.00125 | 01/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	0.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.00875 | 11/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	0.875%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01125 | 02/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.125%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.0125 | 08/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.25%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01375 | 11/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.375%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.015 | 02/15/2030
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.50%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01625 | 05/15/2031
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.625%
Investment, Identifier [Axis]: U.S. Government and Agency Obligations | US TREASURY NOTE | 0.01875 | 02/15/2032
EBP, Schedule of Reportable Transaction [Line Items]
Interest Rate	1.875%